Schedule of Plans' Assets (Liabilities) at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 9.2	$ 9.7	$ 9.3
U.S. Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4,048.0	3,786.7
U.S. Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	236.1	190.2
U.S. Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	5.7	4.8
U.S. Plans | Pension Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	45.5	47.9
U.S. Plans | Pension Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(142.2)	(139.9)
U.S. Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,916.2	1,760.8
U.S. Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	494.3	426.1
U.S. Plans | Pension Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	148.8	145.9
U.S. Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	978.1	983.9
U.S. Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	79.5	90.9
U.S. Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.7	34.8
U.S. Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.7	134.4
U.S. Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	93.3	91.3
U.S. Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(4.2)	(5.2)
U.S. Plans | Pension Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	16.5	20.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,115.2	1,950.4
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	5.7	4.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	45.5	47.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(142.2)	(139.9)
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,916.2	1,760.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	148.8	145.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.7	134.4
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(4.5)	(3.5)
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,802.1	1,689.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	236.1	190.2
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	494.3	426.1
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	978.1	983.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	93.3	91.3
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.3	(1.7)
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	130.7	146.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	79.5	90.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.7	34.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	16.5	20.8
U.S. Plans | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	9.2	9.7
U.S. Plans | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.5	7.9
U.S. Plans | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.5	7.9
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.5	7.9
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,681.8	2,399.2
International Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	3.2	1.7
International Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	22.1	14.7
International Plans | Pension Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(0.1)
International Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.8	1.9
International Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,046.7	885.8
International Plans | Pension Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.7	886.8
International Plans | Pension Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	268.9	264.0
International Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	151.3	146.7
International Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	42.8	31.1
International Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	0.9
International Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	141.0	130.2
International Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	19.1	35.4
International Plans | Pension Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	25.1	17.5
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	22.1	14.7
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(0.1)
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.8	1.9
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.3	0.9
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,412.4	2,145.8
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	3.2	1.7
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,046.7	885.8
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.7	886.8
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	268.9	264.0
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	90.8	72.1
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	19.1	35.4
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	244.3	235.9
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	151.3	146.7
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	42.8	31.1
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	50.2	58.1
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total
International Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total